STOCKHOLDERS DEFICIT (Tables)	12 Months Ended
Dec. 31, 2013
Stockholders Deficit Tables
Summary of the status of all of the Company's stock warrants

The following is a summary of the status of all of the Company’s stock warrants as of December 31, 2013 and changes during the year ended on that date:

	Number of Warrants	Weighted-Average Exercise Price	Weighted-Average Remaining Life (Years)
Outstanding at December 31, 2012	8,395,004	$0.48	3.71
Granted	6,810,325	$0.50	2.50
Exercised	(100,000)	$0.275	-
Expired	-	$-	-
Outstanding at December 31, 2013	145,105,329	$0.46	2.49
Exercisable at December 31, 2013	145,105,329	$0.46	2.49